Intangible assets - Narrative (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of detailed information about intangible assets [line items]
Market capitalization	£ 65,300,000		£ 92,200,000
Net assets	33,865,000	£ 63,398,000	£ 63,418,000	£ 80,365,000	£ 34,953,000
Impairment	£ 0
Patents
Disclosure of detailed information about intangible assets [line items]
Amortization period	10 years